RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS [Abstract]
Compensation for Key Management and Board of Directors	Compensation for key management and Board of Directors
	Years ended December 31,
In thousands of USD	2024	2023	2022
Salaries and other emoluments	9,064	8,986	11,969
Total	9,064	8,986	11,969

Other Related Party Balances and Transactions
The following set forth the significant related party and the relationship with the Group:

Name of related parties	Relationship with the Group
Matrix Finance and Technologies Holding Group and its subsidiaries (“Matrixport Group”)	The Group’s controlling person is the co-founder and chairman of the board of directors of Matrixport Group and has significant influence over Matrixport Group.

Details of transactions with the related party
Details of assets and liabilities with the related party are as follows:

	At December 31,
In thousands of USD	2024	2023
Due from a related party
- Trade receivables(1)	6,171	187
- Other receivables(1)	9,341	-
Total due from related party	15,512	187

Due to a related party
- Other payables(2)	8,747	33
Total due to a related party	8,747	33

Details of transactions with the related party are as follows:

	Years ended December 31,
In thousands of USD	2024	2023	2022
- Provide service to a related party(1)	18,715	754	3,076
- Sales of goods to a related party	41	-	-
- Receive service from a related party	182	228	425
- Interest earned from a related party	-	-	1,499
- Return of wealth management products from a related party	-	-	283
- Loss on disposal of business to a related party	-	74	-
- Changes in fair value of financial assets at fair value through profit or loss	1,920	3,527	(952)

(1)	Mainly related to the hosting service provided by the Group.

(2)	Other payables represent the deposit received related to the hosting service provided and the accrued service expense related to the custody and other services provided by the related party.

Summary of Cryptocurrency Transactions	The summary of transactions is as follows:

	Type of cryptocurrency	Amount in thousands of cryptocurrencies	Date of purchase / lending	Date of redemption / collection	Effective annual yield of return / interest rate
Wealth management product - type A	USDT	80,000	January 14, 2022	March 27, 2022	1.00%
Loan	USDT	15,000	April 1, 2022	June 28, 2022	5.83%
Loan	USDC	5,000	April 1, 2022	June 28, 2022	7.00%
Wealth management product - type A	USDT	10,000	April 15, 2022	June 17, 2022	3.06%
Loan	USDC	30,000	May 12, 2022	May 19, 2022	15.00%
Wealth management product - type B	USDT	10,000	June 17, 2022	June 28, 2022	5.70%
Wealth management product - type B	USDT	50,000	June 20, 2022	June 28, 2022	5.92%
Loan	USDC	80,000	July 1, 2022	September 28, 2022	4.13%
Loan	USDC	20,000	October 11, 2022	December 28, 2022	3.50%